Non Purchased Loans (Tables)	12 Months Ended
Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Activity in Related Party Loans	Activity in related party loans during 2021 is presented in the following table.

Balance outstanding at December 31, 2020	$846
Principal additions	3,061
Principal reductions	(24)

Balance outstanding at December 31, 2021	$3,883

Period-End, Non-Accrual Loans, Segregated by Class
Year-end
non-accrual
loans, segregated by class of loans, were as follows:

	2021	2020
Real Estate:
Land Development and Construction	$171	$308
Farmland	118	287
1-4 Family Mortgages	1,891	1,809
Commercial Real Estate	1,249	5,600

Total Real Estate Loans	3,429	8,004
Business Loans:
Commercial and Industrial Loans	386	413
Farm Production and Other Farm Loans	3	9

Total Business Loans	389	422
Consumer Loans:
Other Consumer Loans	8	33

Total Consumer Loans	8	33

Total non-accrual Loans	$3,826	$8,459

Impaired Loans, Segregated by Class of Loans
Impaired loans as of December 31, by class of loans, are as follows:

2021	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$171	$171	$—	$171	$—	$240
Farmland	33	33	—	33	—	72
1-4 Family Mortgages	767	767	—	767	—	892
Commercial Real Estate	1,294	1,019	112	1,131	3	3,479

Total Real Estate Loans	2,265	1,990	112	2,102	3	4,683
Business:
Commercial and Industrial	304	72	160	232	36	323

Total Business Loans	304	72	160	232	36	323
Total Loans	$2,569	$2,062	$272	$2,334	$39	$5,006

2020	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$308	$256	$52	$308	$13	$210
Farmland	111	111	—	111	—	182
1-4 Family Mortgages	1,016	1,012	4	1,016	1	928
Commercial Real Estate	6,021	3,323	2,504	5,827	768	7,808

Total Real Estate Loans	7,456	4,702	2,560	7,262	782	9,128
Business:
Commercial and Industrial	413	54	359	413	125	279

Total Business Loans	413	54	359	413	125	279
Total Loans	$7,869	$4,756	$2,919	$7,675	$907	$9,407

Changes in Troubled Debt Restructurings
Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of Loans	Recorded Investment
Total at January 1, 2019	3	$2,782
Reductions due to:
Principal paydowns		(287)

Total at December 31, 2019	3	2,495
Reductions due to:
Principal paydowns		(382)

Total at December 31, 2020	3	2,113
Reductions due to:
Reclassification to OREO	2	(1,788)
Principal paydowns		(112)

Total at December 31, 2021	1	$213

Financial assets non purchased loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Composition of Net Loans
The composition of LHFI, net at December 31, 2021 and 2020 is as follows:

	2021 (1)	2020
Real Estate:
Land Development and Construction	$71,898	$42,677
Farmland	13,114	15,616
1-4 Family Mortgages	98,525	94,280
Commercial Real Estate	281,239	306,875

Total Real Estate Loans	464,776	459,448
Business Loans:
Commercial and Industrial Loans (2)	92,501	115,679
Farm Production and Other Farm Loans	621	541

Total Business Loans	93,122	116,220
Consumer Loans:
Credit Cards	1,963	1,878
Other Consumer Loans	11,986	10,929

Total Consumer Loans	13,949	12,807

Total Gross Loans	571,847	588,475
Unearned Income	—	(1)
Allowance for Loan Losses	(4,513)	(4,735)

Loans, net	$567,334	$583,739

(1)	Reclassifications from acquired loans to loans held for investment.
(2)	Includes Paycheck Protection Program (“PPP”) loans of $5,789 and $29,523 as of December 31, 2021 and December 31, 2020, r

Aging Analysis of Past Due Loans, Segregated by Class
An age analysis of past due loans, segregated by class of loans, as of December 31, 2021 is as follows:

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$6	$—	$6	$71,892	$71,898	$—
Farmland	130	33	163	12,951	13,114	—
1-4 Family Mortgages	1,678	292	1,970	96,555	98,525	140
Commercial Real Estate	157	570	727	280,512	281,239	—

Total Real Estate Loans	1,971	895	2,866	461,910	464,776	140
Business Loans:
Commercial and Industrial Loans	205	376	581	91,920	92,501	—
Farm Production and Other Farm Loans	3	—	3	618	621	—

Total Business Loans	208	376	584	92,538	93,122	—
Consumer Loans:
Credit Cards	35	12	47	1,916	1,963	12
Other Consumer Loans	76	2	78	11,908	11,986	2

Total Consumer Loans	111	14	125	13,824	13,949	14

Total Loans	$2,290	$1,285	$3,575	$568,272	$571,847	$154

An age analysis of past due loans, segregated by class of loans, as of December 31, 2020 is as follows:

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$112	$—	$736	$65,692	$42,677	$—
Farmland	183	75	210	15,385	15,616	—
1-4 Family Mortgages	1,301	246	3,893	83,738	94,280	—
Commercial Real Estate	1,407	700	10,591	197,013	306,875	—

Total Real Estate Loans	3,003	1,021	15,430	361,828	459,448	—
Business Loans:
Commercial and Industrial Loans	97	405	502	115,177	115,679	5
Farm Production and Other Farm Loans	2	—	2	539	541	—

Total Business Loans	99	405	504	115,716	116,220	5
Consumer Loans:
Credit Cards	25	9	34	1,844	1,878	9
Other Consumer Loans	66	—	66	10,863	10,929	—

Total Consumer Loans	91	9	100	12,707	12,807	9

Total Loans	$3,193	$1,435	$16,034	$490,251	$588,475	$14

Detailed Amount of Gross Loans Segregated by Loan Grade and Class
The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2021:

	Satisfactory 1,2,3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$69,758	$1,547	$593	$—	$—	$71,898
Farmland	12,365	297	452	—	—	13,114
1-4 Family Mortgages	89,120	3,590	5,815	—	—	98,525
Commercial Real Estate	238,561	8,055	34,623	—	—	281,239

Total Real Estate Loans	409,804	13,489	41,483	—	—	464,776
Business Loans:
Commercial and Industrial Loans	85,138	1,483	5,877	—	3	92,501
Farm Production and Other Farm Loans	606	—	12	—	3	621

Total Business Loans	85,744	1,483	5,889	—	6	93,122
Consumer Loans:
Credit Cards	1,916	—	47	—	—	1,963
Other Consumer Loans	11,903	20	58	3	2	11,986

Total Consumer Loans	13,819	20	105	3	2	13,949

Total Loans	$509,367	$14,992	$47,477	$3	$8	$571,847

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2020:

	Satisfactory 1,2,3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$41,775	$120	$782	$—	$—	$42,677
Farmland	14,801	95	720	—	—	15,616
1-4 Family Mortgages	85,203	3,210	5,867	—	—	94,280
Commercial Real Estate	258,339	35,769	12,767	—	—	306,875

Total Real Estate Loans	400,118	39,194	20,136	—	—	459,448
Business Loans:
Commercial and Industrial Loans	109,525	4,409	1,738	—	7	115,679
Farm Production and Other Farm Loans	512	—	20	—	9	541

Total Business Loans	110,037	4,409	1,758	—	16	116,220
Consumer Loans:
Credit Cards	1,845	—	33	—	—	1,878
Other Consumer Loans	10,820	43	41	25	—	10,929

Total Consumer Loans	12,665	43	74	25	—	12,807

Total Loans	$522,820	$43,646	$21,968	$25	$16	$588,475